Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Schedule of Cash Flow Information

(CAD$ in millions)	December 31, 2025	December 31, 2024
Cash and cash equivalents
Cash	$1,889	$2,343
Investments with maturities from the date of acquisition of three months or less	3,123	5,244
	$5,012	$7,587

Schedule of Non-Cash Working Capital Items

(CAD$ in millions)	2025	2024
Cash inflow (outflow) from changes in non-cash working capital items
Trade and settlement receivables	$(957)	$(347)
Inventories	(290)	(374)
Prepaids and other current assets	(139)	(29)
Trade accounts payable and other liabilities	408	474
Net change in non-cash working capital items	$(978)	$(276)